Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Total	$ 0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	27,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	0	0
Federal Income Tax
Income Tax Expense (Benefit), Total	0	$ 0
Operating Loss Carryforwards, Subject to Expiration	388,700
Tax Credit Carryforward, Amount	4,300
State Income Tax
Operating Loss Carryforwards, Subject to Expiration	$ 390,900